Marketable Equity Securities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Marketable Equity Securities [Abstract]
Shares of XWIN. (in Shares)	801,000		830,000
Cost of equity securities	$ 4,803,878		$ 4,977,798
Fair value of equity securities	7,281,188		4,980,098
Other borrowings	1,512,334		$ 2,009,569
Unrealized gains related to marketable equity securities	$ 2,475,010
Realized gain loss shares	29,000
Gains on marketable equity securities	$ 37,715